DESCRIPTION OF THE PLAN (Details) - EBP 001		12 Months Ended
	Jun. 28, 2025 USD ($)	Dec. 31, 2025 USD ($) year	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Participant loans transferred to Ralliant Plan	$ 8,800,000
Pretax, maximum annual compensation to total compensation, percentage		75.00%
Automatic deferral rate		5.00%
Automatic, deferral rate notice period for opt out (in days)		45 days
Requisite service period (in years)		1 year
Maximum additional discretionary contribution		2.00%
Additional discretionary contribution made during the period		2.00%
Retirement age | year		65
Involuntary cash-out limit		$ 1,000
Maximum borrowing, to total account, percentage		50.00%
Maximum borrowing, amount		$ 50,000
Participant loan, borrowing term (in years)		60 months
Forfeitures used to decrease employer contribution		$ 1,800,000
Forfeited nonvested account		800,000	$ 800,000
NET TRANSFERS OUT OF THE PLAN (a)	$ 688,400,000	$ (688,400,000) [1]
EBP, Contribution Vesting Period		3 years
Employer Matching Contribution | Vesting Percentage, First Three Percent of Eligible Compensation Contributed by Participant
EBP, Description of Plan [Line Items]
Matching percentage		100.00%
Participant compensation matched, percentage		3.00%
Employer Matching Contribution | Vesting Percentage, Above Three Percent of Eligible Compensation Contributed by Participant
EBP, Description of Plan [Line Items]
Matching percentage		50.00%
Participant compensation matched, percentage		2.00%
Safe Harbor Matching Contributions
EBP, Description of Plan [Line Items]
Matching percentage		100.00%
Minimum
EBP, Description of Plan [Line Items]
Employer contribution, fixed rate contribution, percentage		0.00%
Involuntary vested rollerover amount		$ 1,000
Vested balance, Plan Administrator request for distribution threshold		$ 5,000
Maximum
EBP, Description of Plan [Line Items]
Employer contribution, fixed rate contribution, percentage		2.00%
Involuntary vested rollerover amount		$ 5,000

[1]	(a) Amounts related to the balances and related assets transferred to the Ralliant retirement savings plan, subsequent to the Separation. Refer to Note 1 for further detail.